Note 4 - Credit Facility (Details Textual) - USD ($)		12 Months Ended
	May. 21, 2015	Dec. 31, 2015	Dec. 31, 2014
The Home Savings and Loan Company [Member] | Prime Rate [Member] | Line of Credit [Member]
Debt Instrument, Basis Spread on Variable Rate	0.25%
The Home Savings and Loan Company [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 9,000,000
Unamortized Debt Issuance Cost		$ 11,000
Huntington National Bank [Member]
Repayments of Lines of Credit		5,000,000
Long-term Line of Credit		8,000,000
Line of Credit Facility, Remaining Borrowing Capacity		$ 1,000,000
Long-term Debt, Weighted Average Interest Rate		3.26%	2.86%
Debt Instrument, Interest Rate, Stated Percentage		3.75%
Repayments of Lines of Credit		$ 5,000,000
Long-term Line of Credit		7,975,000	$ 3,800,000
Interest Costs Capitalized		$ 97,000